INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2022 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 133,301,844
Operating loss carry forwards, 2023	6,303,283
Operating loss carry forwards, 2024	0
Operating loss carry forwards, 2025	29,986,636
Operating loss carry forwards, 2026	21,713,526
Operating loss carry forwards, 2027	¥ 75,298,399